Parent Company Only Financial Information (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Assets:
Total assets	¥ 405,940,211	¥ 397,820,570	¥ 382,177,876
Liabilities and Shareholders’ equity:
Total liabilities	386,690,473	379,303,483
Total shareholders’ equity	18,285,486	17,675,737
Total liabilities and equity	405,940,211	397,820,570
MUFG:
Assets:
Investments in subsidiaries and affiliated companies	19,152,808	18,849,567
Loans to subsidiaries	12,205,955	14,198,572
Other assets	179,703	178,222
Total assets	31,889,690	33,374,101
Liabilities and Shareholders’ equity:
Long-term debt	12,224,151	14,163,977
Other liabilities	235,959	226,850
Total liabilities	13,604,204	15,698,364
Total shareholders’ equity	18,285,486	17,675,737
Total liabilities and equity	31,889,690	33,374,101
MUFG: | Banking subsidiaries
Assets:
Cash and interest-earning deposits with banking subsidiaries	351,224	147,740
Investments in subsidiaries and affiliated companies	12,206,015	12,819,890
Loans to subsidiaries	11,740,181	13,651,662
Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	1,127,981	1,285,635
MUFG: | Non-banking subsidiaries and affiliated companies
Assets:
Investments in subsidiaries and affiliated companies	6,946,793	6,029,677
Loans to subsidiaries	465,774	546,910
Liabilities and Shareholders’ equity:
Long-term debt	¥ 16,113	¥ 21,902